Bank loans:	12 Months Ended
Dec. 31, 2021
Bank loans:
Bank loans

Note 10 - Bank loans:

At December 31, 2020, the Company has used the total amount of these credits as shown below:

	Credit line used in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2020*		used in pesos		amortization in pesos		interests - Net		Short		Long		value

Santander, S. A.			Ps.	2,000,000			Ps.	(5,133)			Ps.	1,994,867	Ps.	1,989,862
BBVA Bancomer, S. A.				1,980,000	Ps.	(20,000)		16,343	Ps.	322,209		1,654,134		1,957,415
Total México			Ps.	3,980,000	Ps.	(20,000)	Ps.	11,210	Ps.	322,209	Ps.	3,649,001	Ps.	3,947,277
Banco Popular de Puerto Rico	USD	10,000	Ps.	199,087			Ps.	15	Ps.	199,102			Ps.	199,188
Total Aerostar	USD	10,000	Ps.	199,087			Ps.	15	Ps.	199,102			Ps.	199,188
Bancolombia, S. A.	COP	111,750,000	Ps.	984,985	Ps.	(69,959)	Ps.	9,410	Ps.	81,758	Ps.	842,678	Ps.	752,072
Corpbanca Colombia, S. A.		75,990,000		670,111		(47,572)		7,511		55,565		574,485		511,409
Banco Davivienda, S. A.		67,049,985		591,130		(41,975)		6,098		49,012		506,241		451,243
Banco de Bogotá, S. A.		27,564,211		242,820		(17,256)		1,893		20,227		207,230		185,511
Banco de Occidente, S. A.		27,564,228		242,818		(17,256)		1,758		20,100		207,220		185,511
Banco Popular, S. A.		5,959,029		52,292		(3,731)		(213)		4,475		43,873		40,110
Banco AV Villas, S. A.		5,960,000		52,558		(3,731)		589		4,358		45,058		40,110
Servicios Financieros, S. A.		5,960,000		52,297		(3,731)		(467)		4,230		43,869		40,110
Bancolombia, S. A.		8,128,400		67,697		(20,309)		91		47,479				47,957
Total Airplan	COP	335,925,853	Ps.	2,956,708	Ps.	(225,520)	Ps.	26,670	Ps.	287,204	Ps.	2,470,654	Ps.	2,254,033
			Ps.	6,936,708	Ps.	(245,520)	Ps.	37,895	Ps.	808,515	Ps.	6,119,655	Ps.	6,400,498

* Foreign currency in thousands

At December 31, 2021, the Company has used the total amount of these credit lines as shown below:

	Credit line used in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2021*		used in pesos		amortization in pesos		interests - Net		Short		Long		value

Santander, S. A.			Ps.	2,000,000	Ps.	(2,000,000)
Santander, S. A.				2,650,000			Ps.	(10,716)	Ps.	1,062	Ps.	2,638,222	Ps.	2,660,990
BBVA Bancomer, S. A.				2,000,000				(8,562)		5,902		1,985,536		2,019,432
BBVA Bancomer, S. A.			Ps.	1,980,000	Ps.	(1,980,000)			Ps.
Total México			Ps.	8,630,000	Ps.	(3,980,000)	Ps.	(19,278)	Ps.	6,964	Ps.	4,623,758	Ps.	4,680,422
Banco Popular de Puerto Rico	USD	10,000	Ps.	208,623	Ps.	(208,623)
Total Aerostar	USD	10,000	Ps.	208,623	Ps.	(208,623)
Bancolombia, S. A.	COP	125,250,000	Ps.	801,230	Ps.	(68,086)	Ps.	16,673	Ps.	74,704	Ps.	675,113	Ps.	560,472
Corpbanca Colombia, S. A.		85,170,000		545,168		(46,298)		11,718		50,191		460,397		381,121
Banco Davivienda, S. A.		75,149,985		480,881		(40,851)		10,081		44,471		405,640		336,283
Banco de Bogotá, S. A.		30,894,211		197,490		(16,794)		3,613		18,350		165,959		138,250
Banco de Occidente, S. A.		30,894,228		197,487		(16,794)		3,497		18,240		165,949		138,250
Banco Popular, S. A.		6,679,029		42,485		(3,631)		(57)		3,755		35,041		29,892
Banco AV Villas, S. A.		6,680,000		42,759		(3,631)		937		3,954		36,110		29,892
Servicios Financieros, S. A.		6,680,000		42,490		(3,631)		23		3,843		35,039		29,892
Bancolombia, S. A.		8,128,400		40,995		(40,995)
Total Airplan	COP	375,525,853	Ps.	2,390,983	Ps.	(240,711)	Ps.	46,485	Ps.	217,508	Ps.	1,979,248	Ps.	1,644,052
			Ps.	11,229,606	Ps.	(4,429,334)	Ps.	27,207	Ps.	224,472	Ps.	6,603,006	Ps.	6,324,474

* Foreign currency in thousands

As a result of the business combination in Airplan on October 19, 2017, a fair value of the syndicated loan, valued at its amortized cost, was determined, increasing its value by Ps. 605,382. The debt contracted in the original currency (the Colombian peso) plus this adjustment to fair value will result in COP.535,125,402 (Ps.3,408,442).

The variables used to determine the fair values of loans at December 31, 2020 and 2021 are as follows:

Mexico:

2020 and 2021:

-	TIIE 28 days Discount Rate as of December 31, 2020 and 2021.
-	Probability of default of ASUR as of December 31, 2020 and 2021
-	Default Swaps (CDS) of Mexico as of December 31, 2020 and 2021

Level 2 of fair value hierarchy at December 31, 2020 and 2021.

Aerostar:

2020 and 2021:

-	Yield Spreads to Maturity through the BB-rating curve by industrial sector at December 31, 2020 and 2021.

Level 2 of fair value hierarchy at December 31, 2020 and 2021.

Airplan:

2020 and 2021:

-	Reference Discount Rate in Colombia as of December 31, 2020 and 2021.
-	Probability of default of ASUR as of December 31, 2020 and 2021.
-	Credit Default Swaps (CDS) of Colombia as of December 31, 2020 and 2021.

Level 2 of fair value hierarchy at December 31, 2020 and 2021.

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13: The valuation technique used, which is recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.

Mexico:

In October 2017, the Company acquires a new loan with BBVA Bancomer of Ps.2,000,000 pesos, with a term of seven years, which will be amortized in nine semiannual payments from October 2020 to October 2024 at the TIIE rate of 28 days plus 1.25 points. On April 26, 2021, the Company made a principal payment of Ps.20,000 in accordance with the payment schedule. On October 13, 2021, the Company prepaid the loan amount that amounted to Ps.1,960,000 on that date, without any prepayment penalty.

On October 15, 2021, BBVA Mexico granted a simple loan for the amount of Ps.2,000,000 that can be used for corporate expenses with a term of 7 years, maturing in October 2028, at an annual interest rate equivalent to the TIIE rate to 28 days plus an applicable margin.

Applicable margin. - If the net leverage index is a) Less than 1.5X, the applicable margin will be 1.40 basis points, b) Between 1.5X and 2.5X, the applicable margin will be 165 points and c) greater than 2.5x, the applicable margin will be 190 points.

In October 2017, the Company acquires a loan with Banco Santander for Ps.2,000,000. The loan has a term of five years, maturing on October 27, 2022 at the 28-day TIIE rate plus 1.25 points. On September 29, 2021, the Company advances the liquidation of the loan, without any prepayment penalty for Ps.2,000,000 and on that same date the loan for Ps.2,650,000 is approved and available, maturing on September 28, 2024, subject to one the 28-day TIIE rate plus 1.50 points.

In terms of the credits in pesos granted by BBVA Bancomer, the Company is obliged to maintain a consolidated leverage level not exceeding 3.5x calculated as a total financial debt between the (operating profit calculated before taxes, interest expenses, plus depreciation plus amortization at consolidated level) EBITDA for the twelve months prior to the end of each quarter and a minimum interest coverage of 3.0x, calculated as EBITDA between the financial expenses associated with the total financial debt for the 12 months before the end of each quarter. During the year the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2021 and 2020, the Consolidated Leverage Ratio calculated under the contract was 1.3x and 2.7x, respectively, which does not exceed the 3.5x established. In turn, the Debt Coverage Ratio at December 31, 2021 and 2020 was 12.2x and 5.2x, respectively, covering the minimum required of 3.0x as stated in the contract.

In terms of the credit in pesos granted by Santander, the Company is obliged to maintain a leverage level on the last day of each fiscal quarter of no more than 3.5x and a minimum interest coverage ratio of 3.0x, both reasons calculated by the 12 months before each quarter. The calculation for the Leverage Ratio and Interest Coverage Ratio will be performed considering the Company’s share in the income/loss of its subsidiaries and other companies in which it holds interest. During the year 2021 and 2020, the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2021 and 2020, the Leverage Ratio calculated under the contract was 0.3x and 2.4x, respectively, which does not exceed the 3.5x set. In turn, the Debt Coverage Ratio at December 31, 2021 and 2020 was 12.2x and 5.8x covering the minimum required of 3.0x as stated in the contract.

The Company must refrain from creating, incurring, assuming or generating the existence of any lien on its assets, assets and rights, as well as refraining from assuming obligations of third-party accounts, becoming jointly bound or granting a type of personal real guarantee or fiduciary to guarantee its own or third party obligations that are relevant or may have a significant adverse effect on the payment of the credit. During the year the Company fulfilled these financial obligations.

On June 29, 2020, the Company entered into a line of credit with BBVA Bancomer for Ps.1,500,000, for a term of eighteen months counted as from that date, thus falling due on December 29, 2021. The loan is subject to 28-Day Interbank Equilibrium Interest Rate (28 Day TIIE) plus 1.5%. Funds arising from this line of credit may be used for general corporate purposes, expenses and commissions relating to the loan. The Company did not use the funds arising from the credit line.

Airplan:

On June 1, 2015, the Company incurred a new long-term syndicated loan of COP440,000,000 Colombian pesos (Ps.2,897,404) payable in 2027 with a three-year grace period for the payment of principal.

The participants of this syndicated loan are:

	Amount
Entity	(thousand of COP)

Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A.		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000

Financial obligations

Airplan is obligated throughout the term of the credit to comply with the following financial commitments:

Maintain long-term financial indebtedness limited to this syndicated loan operation: This consists of the sum of the balances payable by the debtor during the term of the syndicated loan, as a result of long- and short-term financial indebtedness, the amount of which may not exceed the sum of COP440,000,000 (Ps.2,897,404).

On September 11, 2020, the Company obtained a short-term loan from Bancolombia amounting to COP11,612,000 (Ps.67,041), for ten months at a DTF rate plus 1.7%, with monthly principal amortization and interest payment at an effective rate of 4.43%.

Maintain the capital structure: This addresses the relationship between capital and debt that the debtor must meet in relation to the project throughout the term of the loan, in such a way that the result of the financial indicator Capital 1 (Capital + debt) is equal to or higher than 16%.

Maintain the index of debt coverage: This refers to the indicator that the debtor must maintain during the entire term of the loan, defined as: EBITDA - Taxes / Debt service 2: 1.2.

Airplan failed to measure as of September 30, 2020, December 31, 2020 and March 31, 2021, with its obligation to maintain the debt coverage ratio. Airplan, obtained from all the banking institutions participating in the syndicated loan, in August 2020, the waiver for non-compliance with the obligation referring to the indicator of the debt coverage index covering the measurement date as of September 30, at December 31, 2020 and until the measurement date of the second quarter June 30, 2021. The Company obtained, from all the banks participating in the syndicated loan, the necessary waivers to comply with the coverage index indicator, until the date of measurement of the first quarter of 2021 and subsequently extended them until the first quarter of 2022. These waivers do not derive in any sanction nor did they represent an expense or penalty to the entity. With these exemptions described, the Company is covered for possible non-compliance and is exempt from this non-compliance resulting in any sanction or any negative effect in the event of non-compliance with the debt coverage indicator until the measurement date of March 31, 2022. As of December 31, 2021, the Company has complied with the debt coverage indicator, which was 2.5x.

Aerostar

On April 1, 2020, the Company disposed of a revolving credit line with Banco Popular de Puerto Rico, approved as from December 18, 2015, for USD10,000 (approximately Ps.239,200) and, through amendment dated October 22, 2018 it received an extension for a maximum term of three years falling due on December 18, 2021, at a Prime or Fed Funds Rate less 0.50%, and whose prepayment can be made at any moment. The resources of this credit line can be used for working capital purposes and for investment projects.

During the term of the loan, Aerostar is financially obliged to keep a Debt Coverage Ratio higher than 1.0x on the measurement date of each quarterly closing. At December 31, 2020 and 2021, the Debt Coverage Ratio was 3.1x and 3.2x, respectively.

On December 30, 2020, Aerostar obtained an unsecured revolving credit line with Banco Popular de Puerto Rico for USD20,000 (approximately Ps.399,010), for a term of three years and the possibility of making prepayments at any moment during the term of the contract, with interest at Prime rate plus 0.50%. The Company will pay 0.15% for unused credit line, which will be calculated on the average amount of unused principal during the year. To date, the Company has not used the credit line.